Commitments and Contingencies	12 Months Ended
Nov. 30, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
15.	COMMITMENTS AND CONTINGENCIES

From time to time, the Group is party to certain legal proceedings, as well as certain asserted and un-asserted claims from the commercial operations, projects, employees, and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.